FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 3 - FAIR VALUE MEASUREMENT:

The Company’s financial instruments consist mainly of cash, restricted long-term deposits and other current assets, accounts payable and other payables. Other than the share-based payment liabilities, the recorded amounts approximate their respective fair value because of the liquidity and short period of time to maturity, receipt, or payment of these instruments.

The Company’s financial instruments which are considered as a Level 3 measurement is the share-based payment liability. For more information see Note 12.